INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Interactive Home Entertainment - 2.5%
NetEase, Inc. - ADR	1,476	$165,223
Nintendo Co. Ltd. - ADR	25,430	363,395
		528,618
Interactive Media & Services - 1.7%
Tencent Holdings Ltd. - ADR	5,401	341,452
Total Communication Services		870,070

Consumer Discretionary - 14.5%
Apparel, Accessories & Luxury Goods - 0.9%
Kontoor Brands, Inc.	2,819	198,148

Automobile Manufacturers - 5.9%
BYD Co. Ltd. - ADR (a)	17,144	233,673
Honda Motor Co. Ltd. - ADR	10,281	249,931
Isuzu Motors Ltd. - ADR	32,097	458,666
Suzuki Motor Corp. - ADR (a)	4,035	195,092
Winnebago Industries, Inc. (a)	3,197	99,075
		1,236,437
Broadline Retail - 3.2%
Amazon.com, Inc. (b)	1,398	291,161
PDD Holdings, Inc. - ADR (b)	3,588	366,622
		657,783
Hotels, Resorts & Cruise Lines - 1.8%
Trip.com Group Ltd. - ADR (a)	7,633	380,047

Other Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	3,165	178,665
Pop Mart International Group Ltd. - ADR (a)	10,541	196,695
Upbound Group, Inc.	9,785	176,619
		551,979
Total Consumer Discretionary		3,024,394

Consumer Staples - 2.8%
Agricultural Products & Services - 2.8%
Bunge Global SA	4,584	583,085

Energy - 9.0%
Oil & Gas Exploration & Production - 6.4%
Crescent Energy Co. - Class A (a)	26,171	353,309
EQT Corp.	4,021	255,896

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SM Energy Co.	23,283	$725,964
		1,335,169
Oil & Gas Refining & Marketing - 1.1%
Marathon Petroleum Corp.	909	221,959

Oil & Gas Storage & Transportation - 1.5%
Energy Transfer LP	16,656	321,461
Total Energy		1,878,589

Financials - 0.6%
Transaction & Payment Processing Services - 0.6%
StoneCo Ltd. - Class A (b)	8,903	125,710

Health Care - 4.8%
Biotechnology - 3.0%
BeOne Medicines Ltd. - ADR (b)	676	200,752
TG Therapeutics, Inc. (b)	12,825	426,046
		626,798
Pharmaceuticals - 1.8%
Collegium Pharmaceutical, Inc. (a)(b)	4,751	157,116
Daiichi Sankyo Co. Ltd. - ADR	11,534	206,689
		363,805
Total Health Care		990,603

Industrials - 21.5%
Construction & Engineering - 5.6%
Argan, Inc.	801	436,265
MYR Group, Inc. (b)	1,404	396,377
Sterling Infrastructure, Inc. (b)	824	335,590
		1,168,232
Electrical Components & Equipment - 6.4%
Contemporary Amperex Technology Co. Ltd. - ADR	12,741	255,202
Eaton Corp. PLC	1,181	422,409
Fujikura Ltd. - ADR (a)	7,808	661,962
		1,339,573
Heavy Electrical Equipment - 4.5%
GE Vernova, Inc.	1,075	938,367

Human Resource & Employment Services - 1.3%
Kanzhun Ltd. - ADR	9,942	133,123
Recruit Holdings Co. Ltd. - ADR (a)	16,034	143,184
		276,307

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Industrial Conglomerates - 1.3%
Hitachi Ltd. - ADR	9,453	$275,177

Industrial Machinery & Supplies & Components - 1.6%
Kawasaki Heavy Industries Ltd. - ADR (a)	8,562	324,157

Trading Companies & Distributors - 0.8%
DNOW, Inc. (b)	12,983	154,628
Total Industrials		4,476,441

Information Technology - 20.9%
Application Software - 3.3%
ACI Worldwide, Inc. (b)	2,794	114,582
Adobe, Inc. (b)	545	132,479
AppLovin Corp. - Class A (b)	641	255,118
Palantir Technologies, Inc. - Class A (b)	1,295	189,432
		691,611
Internet Services & Infrastructure - 3.1%
DigitalOcean Holdings, Inc. (a)(b)	3,584	307,435
Shopify, Inc. - Class A (b)	2,777	329,408
		636,843
Semiconductor Materials & Equipment - 1.2%
Advantest Corp. - ADR	1,806	245,273

Semiconductors - 11.9%
Advanced Micro Devices, Inc. (b)	1,732	352,341
Broadcom, Inc.	2,197	679,993
First Solar, Inc. (b)	2,108	415,824
NVIDIA Corp.	4,429	772,418
Renesas Electronics Corp. - ADR	34,465	242,289
		2,462,865
Systems Software - 0.6%
Oracle Corp.	884	130,045

Technology Hardware, Storage & Peripherals - 0.8%
Xiaomi Corp. - ADR (b)	8,415	174,191
Total Information Technology		4,340,828

Materials - 14.5%
Aluminum - 1.4%
Century Aluminum Co. (b)	4,920	288,755

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Gold - 8.3%
Coeur Mining, Inc. (b)	26,931	$505,495
Gold Fields Ltd. - ADR	10,702	485,871
IAMGOLD Corp. (b)	28,222	531,138
Zijin Mining Group Co. Ltd. - ADR (a)	2,198	199,908
		1,722,412
Paper Products - 1.8%
Suzano SA - ADR	38,457	384,954

Steel - 3.0%
Nippon Steel Corp. - ADR	60,046	218,568
Warrior Met Coal, Inc.	4,315	401,942
		620,510
Total Materials		3,016,631

Utilities - 7.0%
Electric Utilities - 3.2%
Constellation Energy Corp.	1,042	290,978
PG&E Corp.	20,677	363,295
		654,273
Independent Power Producers & Energy Traders - 3.8%
Talen Energy Corp. (a)(b)	1,161	370,626
Vistra Corp.	2,805	421,676
		792,302
Total Utilities		1,446,575
TOTAL COMMON STOCKS (Cost $20,355,711)		20,752,926

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	3,261,622	3,261,622
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,261,622)		3,261,622

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 3.58% (c)	46,263	46,263
TOTAL MONEY MARKET FUNDS (Cost $46,263)		46,263

TOTAL INVESTMENTS - 115.7% (Cost $23,663,596)		$24,060,811
Liabilities in Excess of Other Assets - (15.7)%		(3,257,067)
TOTAL NET ASSETS - 100.0%		$20,803,744

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $3,289,401.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

INTELLIGENT ALPHA ATLAS ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Intelligent Alpha Atlas ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$—	$20,752,926	$—	$—	$20,752,926
Investments Purchased with Proceeds from Securities Lending(a)	3,261,622	—	—	—	3,261,622
Money Market Funds	—	46,263	—	—	46,263
Total Investments	$3,261,622	$20,799,189	$—	$—	$24,060,811

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,261,622 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.